Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	£ 1,131	£ 1,432
Derivative financial liabilities	741	818
Fair value
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,131	1,432
Derivative financial liabilities	741	£ 818
Fair value | Group Entities
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	484		£ 762
Derivative financial liabilities	£ 254		£ 230